Fees Summary	Mar. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,538,000
Previously Paid Amount	0.00
Total Fee Amount	388.57
Total Offset Amount	0.00
Net Fee	388.57
Narrative - Max Aggregate Offering Price	$ 2,538,000
Final Prospectus	true